Segment Disclosure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) customers operatingMine	Dec. 31, 2022 USD ($) customers
Disclosure of operating segments [line items]
Number Of operating mines | operatingMine	2
Revenue	$ 427,480	$ 426,392
Cost Of Sales, Production	(178,396)	(171,060)
Depreciation and depletion	(81,521)	(58,656)
Sales expense	(10,718)	(9,501)
Cost of sales	(270,635)	(239,217)
Gross profit	156,845	187,175
Expenses
General and administrative	(52,429)	(49,459)
Share-based compensation	(9,218)	(7,931)
Finance income	12,465	10,295
Finance expense	(25,822)	(33,223)
Foreign exchange gain	34,612	19,910
Other expenses	(4,102)	(384)
Income before income taxes	112,351	126,383
Current income tax expense	(15,992)	(15,043)
Deferred income tax expense	(2,055)	(8,273)
Net income for the year	94,304	103,067
Capital expenditures	489,501	306,499
Assets
Total current assets	199,487	392,427
Total non-current assets	1,312,201	795,649
Total Assets	1,511,688	1,188,076
Total Liabilities	$ 702,357	$ 645,911
Caraíba (Brazil)
Assets
Number of customers | customers	4	4
Caraíba (Brazil) | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	$ 320,603	$ 351,405
Cost Of Sales, Production	(153,187)	(146,292)
Depreciation and depletion	(62,032)	(47,051)
Sales expense	(8,953)	(8,941)
Cost of sales	(224,172)	(202,284)
Gross profit	96,431	149,121
Expenses
General and administrative	(31,128)	(28,123)
Share-based compensation	0	0
Finance income	5,543	4,310
Finance expense	(10,143)	(9,044)
Foreign exchange gain	34,737	19,812
Other expenses	(4,147)	(75)
Income before income taxes	91,293	136,001
Current income tax expense	(1,796)	(8,463)
Deferred income tax expense	(2,618)	(8,378)
Net income for the year	86,879	119,160
Capital expenditures	249,166	209,143
Assets
Total current assets	79,463	114,374
Total non-current assets	883,712	621,005
Total Assets	963,175	735,379
Total Liabilities	$ 138,497	$ 98,904
Xavantina (Brazil)
Assets
Number of customers | customers	2	2
Xavantina (Brazil) | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	$ 106,877	$ 74,987
Cost Of Sales, Production	(25,209)	(24,768)
Depreciation and depletion	(19,489)	(11,605)
Sales expense	(1,765)	(560)
Cost of sales	(46,463)	(36,933)
Gross profit	60,414	38,054
Expenses
General and administrative	(6,550)	(4,062)
Share-based compensation	0	0
Finance income	630	1,451
Finance expense	(4,431)	(4,244)
Foreign exchange gain	0	232
Other expenses	111	(292)
Income before income taxes	50,174	31,139
Current income tax expense	(7,446)	(2,413)
Deferred income tax expense	563	105
Net income for the year	43,291	28,831
Capital expenditures	27,567	30,773
Assets
Total current assets	23,736	50,447
Total non-current assets	96,140	74,874
Total Assets	119,876	125,321
Total Liabilities	101,095	106,266
Tucumã (Brazil) | Operating segments [member]
Expenses
Capital expenditures	205,506	59,428
Assets
Total current assets	2,016	144
Total non-current assets	315,144	90,971
Total Assets	317,160	91,115
Total Liabilities	30,943	9,595
Corporate and Other | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	0	0
Cost Of Sales, Production	0	0
Depreciation and depletion	0	0
Sales expense	0	0
Cost of sales	0	0
Gross profit	0	0
Expenses
General and administrative	(14,751)	(17,274)
Share-based compensation	(9,218)	(7,931)
Finance income	6,292	4,534
Finance expense	(11,248)	(19,935)
Foreign exchange gain	(125)	(134)
Other expenses	(66)	(17)
Income before income taxes	(29,116)	(40,757)
Current income tax expense	(6,750)	(4,167)
Deferred income tax expense	0	0
Net income for the year	(35,866)	(44,924)
Capital expenditures	7,262	7,155
Assets
Total current assets	94,272	227,462
Total non-current assets	17,205	8,799
Total Assets	111,477	236,261
Total Liabilities	$ 431,822	$ 431,146